GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 10, 2018	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 28,169	$ 690
Goodwill, Beginning Balance		28,169	690
Goodwill acquired during the year			27,479
Effect of exchange rate changes on goodwill		(247)
Goodwill, ending balance		27,922	28,169
Goodwill, Ending Balance		27,922	28,169
Ador Inc.
Goodwill [Roll Forward]
Goodwill, beginning balance		690	690
Goodwill, Beginning Balance		690	690
Goodwill, ending balance		690	690
Goodwill, Ending Balance		690	690
Ezbuy
Goodwill [Roll Forward]
Goodwill, beginning balance		27,479
Goodwill, Beginning Balance		27,479
Goodwill acquired during the year	$ 27,479		27,479
Effect of exchange rate changes on goodwill		(247)
Goodwill, ending balance		27,232	27,479
Goodwill, Ending Balance	$ 27,479	$ 27,232	$ 27,479